Account Receivables, Net of Allowance for Credit Losses - Summary of Account Receivables, Net of Allowance for Credit Losses (Detail) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account Receivables, net of Allowance for Credit Losses	$ 391.3	$ 347.8
Receivables from payment processors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account Receivables, net of Allowance for Credit Losses	73.9	50.6
Receivables from partners [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account Receivables, net of Allowance for Credit Losses	107.6	99.5
Receivables from customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account Receivables, net of Allowance for Credit Losses	146.1	127.5
Receivables from brokers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Account Receivables, net of Allowance for Credit Losses	$ 63.7	$ 70.2